Investments	12 Months Ended
Dec. 31, 2022
Investments

7.	Investments

In April 2019, Enthusiast Properties entered into a Senior Convertible Debenture Purchase Agreement to invest in Addicting Games, an innovator in casual gaming. Under the Senior Convertible Debenture Purchase Agreement, Enthusiast Properties invested USD $1,500,000 by way of a 3-year secured convertible debenture with interest accruing at 2% per annum. The convertible debenture and accrued interest can be converted into common shares of Addicting Games at the option of the Company based on a conversion price which is the lesser of the price of the common shares as valued in Addicting Games’ next equity raise or a liquidation event or by dividing USD $30,000,000 by the aggregate number of outstanding common shares, warrants and options.

The convertible debenture has been accounted for in accordance with IFRS 9, as a financial asset at fair value, with changes in fair value recognized in profit and loss as they arise at each subsequent reporting period.

The fair value of the convertible debenture was valued using a binomial model using a ‘with derivatives’ and ‘without derivatives’ approach. The ‘with derivatives’ approach fair values the convertible debenture with the conversion option. The ‘without derivatives’ approach fair values the convertible debenture by treating the debt component of the loan as a plain vanilla bond. The fair value of the debt portion was determined using the discounted cash flow method by discounting the expected cash flows using a risk-adjusted discount rate. The difference in fair values from the ‘with’ and ‘without’ approaches represents the fair value of the embedded derivative component (the conversion option). The ‘with’ and ‘without’ scenarios assumed the occurrence of i) a liquidity event, as well as, ii) a non-liquidity event, and considered the fair value of the conversion option to be the weighted average of these two values.

The Company acquired Addicting Games on September 3, 2021. The convertible debenture plus interest receivable was effectively settled on the date of acquisition, see Note 5. Historically, the fair value of the convertible debentures was determined assuming the occurrence of i) a liquidity event, as well as, ii) a non-liquidity event. As this is a step-acquisition under IFRS 3, the revaluation of the convertible debenture was performed as of September 3, 2021. As the Company has full knowledge of the upcoming acquisition of Addicting Games, the fair value under the no-liquidity event scenario was not required as the probability of a liquidity event was 100% as of the September 3, 2021 revaluation date.

The valuation of the investment included the following inputs for a liquidity event:

September 3, 2021

Liquidity event probability	100.00%
Exercise price for conversion	USD $15
Time to maturity	0.01 years
Initial stock price	USD $15
Volatility	95.00%
Risk free interest rate	0.05%
Credit spread	262 bps
Risk adjusted rate	2.66%
Discount for lack of marketability (“DLOM”)	14.00%
Synthetic credit rating	B

As at September 3, 2021, the expected liquidity event date was estimated to be September 3, 2021.

As at September 3, 2021, the debt portion had been valued at $1,967,790 and the derivative portion had been valued at $147,735. The fair value of the long-term investment was $2,115,525. The loss from the change in the fair value of the long-term investment during the year ended December 31, 2021 of $444,764 is included in the consolidated statements of loss and comprehensive loss. The loss from the change in foreign exchange movements during the year ended December 31, 2021 of $45,811 is included in the foreign currency translation adjustment in the consolidated statements of loss and comprehensive loss.

A summary of the Company’s investments at December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021

Guaranteed investment certificates	$125,000	$131,342
Total investments	$125,000	$131,342